Equity (Details Textual) - USD ($)					1 Months Ended					12 Months Ended
	Dec. 07, 2017	Oct. 09, 2017	Dec. 15, 2016	Feb. 01, 2016	Dec. 29, 2017	Nov. 22, 2017	Oct. 25, 2017	Aug. 21, 2017	Mar. 17, 2017	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2017	Sep. 28, 2017	Mar. 21, 2017	Dec. 02, 2016
Equity (Textual)
Common stock value issuances for services										$ 610,893	$ 171,752
Exercise price										$ 1.50				$ 0.01
Number of warrants or rights outstanding										85,000
Number of shares callable by warrants										85,000
Number of warrants cancelled										415,000
Proceeds from sale of stock										$ 1,324,936	$ 2,860,946
Common stock issued										27,591,441	21,711,953
Equity instruments to be issued										$ 65,839	$ 3,070,000
Commitment value of common stock										$ 4,000	2,698,124
Restricted common stock issued, shares		142,919			77,008		11,886			12,500
Restricted common stock, value		$ 119,746			$ 53,214		$ 11,886
Stock Options, Cancelled										563,754
Stock available for grants										220,000
Common stock to an individual subscriber													$ 24,000
Stock Options [Member]
Equity (Textual)
Options expense recognized										$ 127,247	0
Maximum [Member]
Equity (Textual)
Exercise price										$ 1.25
Minimum [Member]
Equity (Textual)
Exercise price										$ 1.00
Common Stock [Member]
Equity (Textual)
Common stock value issuances for services										$ 716	$ 423
Common stock issued for services, shares										715,667	423,500
Number of warrants or rights outstanding										593,598
Number of shares callable by warrants										593,598
Number of warrants cancelled										2,898,151
Exercise of warrants										593,598
Proceeds from warrant conversion										$ 5,936
Commitment shares										24,000	2,840,946
Commitment value of common stock										$ 24	$ 2,841
Stock issued option purchase, shares										3,050,000
Weighted average price, exercised										606,098
Restricted common stock issued, shares		150,000
Reserved for issuance upon exercise of warrants										150,000
Warrants [Member]
Equity (Textual)
Exercise price															$ 2
Weighted average price, exercised										793,598
Reserved for issuance upon exercise of warrants										1,336,761
Stock Options, Cancelled										2,898,151
Weighted exercise price, cancelled										$ 2.00
Stock available for grants										724,000
Options issued under the plan										1,160,761	4,128,510
Loan to NMB [Member]
Equity (Textual)
Restricted common stock issued, shares		81,035
William Rosellini [Member]
Equity (Textual)
Restricted common stock issued, shares		81,035	3,050,000		77,008					3,050,000
Restricted common stock, value			$ 3,050,000							$ 3,050,000
William Rosellini [Member] | Loan to NMB [Member]
Equity (Textual)
Restricted common stock issued, shares					61,884
Randy M Rosellini [Member]
Equity (Textual)
Exercise of warrants										793,598
Restricted common stock issued, shares										200,000
Ron Conquest [Member]
Equity (Textual)
Commitment shares	56,000
Merger [Member]
Equity (Textual)
Commitment shares										1,659,943
Preferred stock, shares issued										77,725
Preferred stock, value issued										$ 77,725
Michael Rosellini [Member]
Equity (Textual)
Exercise price										$ 1.50
Restricted common stock issued, shares					77,008
Restricted common stock, value					$ 48,130
Warrants terms										2 years
Michael Rosellini [Member] | Common Stock [Member]
Equity (Textual)
Restricted common stock issued, shares						200,000
Michael Rosellini [Member] | Warrants [Member]
Equity (Textual)
Restricted common stock issued, shares						12,500
Securities purchase agreement with LC [Member]
Equity (Textual)
Exercise price								$ 2.50
Commitment shares								100,000
Commitment value of common stock								$ 100,000
Warrants terms								2 years
Principal amount of loan								$ 1,120,000
Fair value options								$ 54,266
Warrants to purchase of common stock								250,000
Risk-free rate								1.33%
Expected volatility								44.45%
Fair value of common stock, per share								$ 1.25
Securities purchase agreement with LC [Member] | Maximum [Member]
Equity (Textual)
Expected life								5 years
Securities purchase agreement with LC [Member] | Minimum [Member]
Equity (Textual)
Expected life								2 years
Securities purchase agreement with LC [Member] | Warrants [Member]
Equity (Textual)
Exercise price								$ 3.00
Warrants terms								5 years
Warrants to purchase of common stock								250,000
Securities Purchase Agreement with LC, Michael Rosellini [Member] | Warrants [Member]
Equity (Textual)
Exercise price								$ 1.50
Warrants terms								2 years
Principal amount of loan								$ 1,120,000
Fair value options								$ 35,924
Warrants to purchase of common stock								200,000
Risk-free rate								1.33%
Expected volatility								44.45%
Expected life								2 years
Securities Purchase Agreement with Delaware limited liability | Warrants [Member]
Equity (Textual)
Fair value of common stock, per share								$ 1.25
2017 Private Placement [Member]
Equity (Textual)
Common stock, per share										$ 1.25
Proceeds from sale of stock										$ 1,165,000
Common stock issued										932,000		932,000
Commitment shares										2,000,000
Commitment value of common stock										$ 2,500,000
2016 Omnibus Incentive Plan [Member]
Equity (Textual)
Common stock issued for services, shares										3,680,200
Common stock reserved for issuance pursuant option grants under the 2016 Plan										5,000,000
Stock issued option purchase, shares										1,895,200
Stock Options, Cancelled										677,000
Weighted exercise price, cancelled										$ 1.00
Stock available for grants										1,319,800
Options issued under the plan										3,752,000
Options expense recognized										$ 319,057
2016 Omnibus Incentive Plan [Member] | Maximum [Member]
Equity (Textual)
Exercise price										$ 1.00
Exercise of warrants										2.00
2016 Omnibus Incentive Plan [Member] | Maximum [Member] | Stock Options [Member]
Equity (Textual)
Weighted average life										6 years 11 months 1 day
2016 Omnibus Incentive Plan [Member] | Minimum [Member]
Equity (Textual)
Exercise price										$ 2.00
Exercise of warrants										1.00
2016 Omnibus Incentive Plan [Member] | Minimum [Member] | Stock Options [Member]
Equity (Textual)
Weighted average life										2 years 6 months 21 days
2016 Omnibus Incentive Plan [Member] | Warrants [Member] | Maximum [Member]
Equity (Textual)
Exercise price										$ 1.00
Weighted average life										4 years 8 months 2 days
2016 Omnibus Incentive Plan [Member] | Warrants [Member] | Minimum [Member]
Equity (Textual)
Exercise price										$ 3.00
Weighted average life										1 year 1 month 6 days
2016 Omnibus Incentive Plan [Member] | Nexeon Medsystems [Member]
Equity (Textual)
Common stock issued for services, shares										100,000
Exercise price										$ 1.00
Number of warrants cancelled													425,000
Stock issued option purchase, shares										100,000
Options monthly increments term										The options vest in monthly increments of 8,333 options per month for 11 months and 8,337 options shall vest in the 12th month, with the three-year term for each option beginning upon each date of vesting. And granted 325,000 nonqualified stock options to purchase 325,000 shares of common stock, with an exercise price of $1.00 per share. The options vest in monthly increments of 27,083 options per month for 11 months and 27,087 options shall vest in the 12th month, with the three-year term for each option beginning upon each date of vesting.
Fair value options										$ 113,073
2016 Omnibus Incentive Plan [Member] | Second Director and Board of Director [Member]
Equity (Textual)
Common stock issued for services, shares										12,500
Exercise price										$ 1.45
Stock issued option purchase, shares										50,000
Fair value options										$ 20,679
2016 Omnibus Incentive Plan [Member] | Vice President [Member]
Equity (Textual)
Common stock issued for services, shares										220,000
Exercise price										$ 1.25
Stock issued option purchase, shares										220,000
Options monthly increments term										Each option shall expire 36 months from the date of vesting. The options shall vest at the rate of 6,111 options per month for a period of 35 months and 6,115 options shall vest in the 36th month.
Fair value options										$ 33,392
2016 Omnibus Incentive Plan [Member] | Consultant [Member]
Equity (Textual)
Exercise price										$ 1.00
Stock issued option purchase, shares										150,000
Options monthly increments term										The options shall vest at the rate of 50,000 options per year beginning on January 2, 2018, 50,000 options on January 2, 2019 and 50,000 options on January 2, 2020 and each option grant expires three years from the date of vesting.
Fair value options										$ 35,917
Stock Options, Cancelled										150,000
2016 Omnibus Incentive Plan [Member] | Consultant One [Member]
Equity (Textual)
Exercise price										$ 1.00
Stock issued option purchase, shares										380,000
Options monthly increments term										84,448 options vested immediately and the remaining 295,552 options vest over 28 months at approximately 10,556 options per month from the grant date and each option grant expires three years from the date of vesting.
Fair value options										$ 128,778
2016 Omnibus Incentive Plan [Member] | Non Executive Employees [Member]
Equity (Textual)
Exercise price										$ 1.25
Stock issued option purchase, shares										3,680,200
Options monthly increments term										161,104 options vested immediately and the remaining 563,896 will vest over 28 months from the grant date at approximately 20,138 per month and each option grant expires four years from the date of vesting.
Fair value options										$ 204,532
Available for grant										1,449,800
Warrants to purchase of common stock										725,000
2016 Omnibus Incentive Plan [Member] | Director [Member]
Equity (Textual)
Common stock value issuances for services										$ 12,500
Exercise price										$ 1.45
Stock issued option purchase, shares										50,000
Fair value options										$ 20,679
2016 Omnibus Incentive Plan [Member] | Consultant Two [Member]
Equity (Textual)
Exercise price										$ 1.00
Stock issued option purchase, shares										25,200
Options monthly increments term										The options vest at a rate of 2,100 per month and vesting commences on the first day of the month following the Grant Date and each option expires three years from the date of vesting.
Fair value options										$ 6,706
2016 Omnibus Incentive Plan [Member] | Mark Bates [Member]
Equity (Textual)
Stock issued option purchase, shares										252,000
Options monthly increments term										The severance agreement between Dr. Bates and the Company, of the original grant of 252,000 options on April 1, 2016, 102,000 options were cancelled, and 150,000 options became fully vested.
2016 Private Placement [Member]
Equity (Textual)
Number of warrants or rights outstanding										660,761
Commitment shares										24,000
Common stock to an individual subscriber													$ 20,000
Common stock to an individual subscriber, share													24,000
Common stock and additional paid in capital													$ 4,000
2016 Private Placement [Member] | Common Stock [Member]
Equity (Textual)
Offer terms, description
The offer terms included the exercise of seventeen (17) warrants for seventeen (17) shares of the Company’s common stock at an exercise price of $0.01 per share for every one hundred (100) warrants owned. The remaining eighty-three (83) warrants per hundred warrants owned would be cancelled. The offer was on an all-or-nothing basis to convert all warrants held by each warrant holder.

2016 Private Placement [Member] | Warrants [Member]
Equity (Textual)
Common stock issued for services, shares										593,598
Exercise price				$ 2.00
Number of warrants or rights outstanding										660,761
Number of warrants cancelled										2,898,151
Sale of units under private placement				5,500,000
Warrants terms				36 months
Offer terms, description
The offer terms included the exercise of seventeen (17) warrants for seventeen (17) shares of the Company’s common stock at an exercise price of $0.01 per share for every one hundred (100) warrants owned. The remaining eighty-three (83) warrants per hundred warrants owned would be cancelled.

Common stock sale of per units				$ 1.00
Current Employees [Member]
Equity (Textual)
Restricted common stock issued, shares								203,635
Restricted common stock, value								$ 127,247